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                               Dykema Gossett PLLC
                         1577 N. Woodward Ave. Suite 300
                        Bloomfield Hills, Michigan 48304
                                 (248) 203-0700

                                   May 2, 2000

EDGAR Operations Branch                                                VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549-0506

         Re:      Huntington VA Funds
                  1940 Act File No. 811-09481
                  1933 Act File No. 333-83397

Greetings:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above- captioned Trust hereby certifies that the definitive forms of prospectuses and statement of additional information of Huntington VA Funds do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on April 28, 2000.

         If you have any questions regarding this certification, please call the undersigned at (248) 203-0801.

                                                     VERY TRULY YOURS,

                                                     DYKEMA GOSSETT PLLC

                                                     /S/ MELANIE MAYO WEST

                                                     MELANIE MAYO WEST

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